Financial risk management - Summary of other comprehensive income before Income Tax and Non-controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Credit exposure	S/ 1,434,473	S/ 1,426,855
Ten Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(10.00%)
Credit exposure	S/ 112,572	84,532
Twenty Five Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(25.00%)
Credit exposure	S/ 281,431	211,329
Thirty Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(30.00%)
Credit exposure	S/ 337,717	S/ 253,595